SUPPLEMENTARY OIL AND GAS INFORMATION (UNAUDITED) (Schedule of Standardized Measure of Future Net Cash Flows) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Fair Value Inputs, Discount Rate		10.00%
Future cash inflows		$ 10,536	$ 29,504	$ 38,901
Future production expense		(4,768)	(10,991)	(12,774)
Future development costs	[1]	(4,130)	(6,448)	(6,480)
Future income tax expense		0	(2,487)	(4,935)
Future net cash flows		1,638	9,578	14,712
Discounted at 10% per year		(246)	(3,157)	(5,295)
Standardized Measure		1,392	6,421	9,417	[2]	$ 0	[2]
Asset Retirement Obligation		2,774	2,747	2,319		$ 1,135
Oil and Gas Operations Segment [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Asset Retirement Obligation		$ 1,900	$ 1,800	$ 1,800

[1]	Includes estimated asset retirement costs of $1.9 billion at December 31, 2015, and $1.8 billion at December 31, 2014 and 2013.
[2]	Includes the results of FM O&G beginning June 1, 2013.